Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of trade and other receivables [line items]
Bills receivable	$ 1,043,498	¥ 6,981,106	¥ 6,819,440
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	83,500	558,600	0
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable	2,700	18,100	69,800
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	$ 2,500	¥ 16,800	¥ 23,800